Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Risk rated loans	$ 315,966	$ 311,468	$ 320,127
Agricultural
Risk rated loans	37,048	31,790	38,929
Agricultural | Risk ratings 1 and 2
Risk rated loans	8,339	8,615
Agricultural | Risk ratings 3
Risk rated loans	23,036	16,173
Agricultural | Risk ratings 4
Risk rated loans	4,330	5,040
Agricultural | Risk ratings 5
Risk rated loans	1,193	1,939
Agricultural | Risk ratings 6
Risk rated loans	150	19
Agricultural | Risk ratings 7
Risk rated loans		4
Commercial and Industrial
Risk rated loans	68,530	67,365	58,685
Commercial and Industrial | Risk ratings 1 and 2
Risk rated loans	7,333	9,040
Commercial and Industrial | Risk ratings 3
Risk rated loans	46,943	43,549
Commercial and Industrial | Risk ratings 4
Risk rated loans	12,557	13,417
Commercial and Industrial | Risk ratings 5
Risk rated loans	1,025	855
Commercial and Industrial | Risk ratings 6
Risk rated loans	608	361
Commercial and Industrial | Risk ratings 7
Risk rated loans	64	143
Commercial Real Estate
Risk rated loans	96,987	93,312	106,250
Commercial Real Estate | Risk ratings 1 and 2
Risk rated loans	3,000	2,711
Commercial Real Estate | Risk ratings 3
Risk rated loans	53,681	45,295
Commercial Real Estate | Risk ratings 4
Risk rated loans	27,610	30,223
Commercial Real Estate | Risk ratings 5
Risk rated loans	6,813	7,847
Commercial Real Estate | Risk ratings 6
Risk rated loans	5,818	6,960
Commercial Real Estate | Risk ratings 7
Risk rated loans	$ 65	$ 276